Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2015
Cash and cash equivalents and restricted cash

Note 4 Cash and cash equivalents and restricted cash

As of December 31, 2014 and 2015, cash amounting to $128,172 and $111,001, respectively has been pledged as collateral for the long-term debt (Note 11).

Restricted cash balances for the years ended December 31, 2014 and 2015 comprised the following:

	December 31,
	2014	2015
Restricted cash related to
Acquisition agreements	$17,850	$26,250
Office lease agreements	287	226
Other	18	608

Total restricted cash	$18,155	$27,084

Current restricted cash	$1,995	$26,858
Non-current restricted cash	16,160	226